SEGMENT INFORMATION - Net sales by product (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEGMENT INFORMATION
Net sales	R$ 39,755,575	R$ 49,830,946	R$ 40,965,431
Market pulp
SEGMENT INFORMATION
Net sales	R$ 30,677,265	R$ 41,384,322	34,715,208
Market pulp | CHINA
SEGMENT INFORMATION
Percentage of total net sales	41.36%	42.12%
Market pulp | UNITED STATES
SEGMENT INFORMATION
Percentage of total net sales	15.32%	14.08%
Fluff pulp
SEGMENT INFORMATION
Percentage of total net sales	0.78%	0.80%
Printing and writing paper
SEGMENT INFORMATION
Net sales	R$ 7,567,320	R$ 6,912,984	5,107,960
Printing and writing paper | UNITED STATES
SEGMENT INFORMATION
Percentage of total net sales	23.68%	23.49%
Printing and writing paper | PERU
SEGMENT INFORMATION
Percentage of total net sales	19.49%	9.04%
Printing and writing paper | ARGENTINA
SEGMENT INFORMATION
Percentage of total net sales		19.81%
Tissue
SEGMENT INFORMATION
Percentage of total net sales	5.14%	2.30%
Paperboard
SEGMENT INFORMATION
Net sales	R$ 1,417,075	R$ 1,421,338	1,091,588
Other
SEGMENT INFORMATION
Net sales	R$ 93,915	R$ 112,302	R$ 50,675